UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

    X     Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

              January 1, 2020                 to               March 31, 2020

Date of Report (Date of earliest event reported)                        May 14, 2020

                                                             Tax Ease Holdings, LLC
(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer:                            025-02822

Central Index Key Number of securitizer:                          0001671713

                                                          Scott Campbell, (903)-258-2943
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)    [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)    [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)    [ ]

___ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Securitizer has repurchase activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2).
Item 99.1 – Exhibits
The following is filed as an Exhibit to this Report under ABS-15G:

ABS-15G Table
Name of Issuing Entity	Check if Registered	Name of Originator[1]	Total Assets in ABS by Originator			Assets That Were Subject of Demand[2]			Assets That Were Repurchased or Replaced[3]			Assets Pending Repurchase or Replacement (within cure period)[4]			Demand in Dispute[5]			Demand Withdrawn[6]			Demand Rejected[7]			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
Asset Class: Other
Tax Ease Funding 2016-1, LLC, Series 2016-1 (CIK # 0001671713)		Florida Coral Lien Investments, LLC	16,860	$15,148,467	15.49%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Moonstone Lien Investments, LLC	1,252	$1,236,635	1.26%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		New Jersey Boardwalk Lien Investments, LLC	112	$2,992,116	3.06%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		South Carolina Sandy Tyger Investments, LLC	67	$787,364	0.81%	0	0.00	0.00	0	0.00	0.00	0	0.00	0	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Tax Ease Funding, LLC	1,191	$28,256,977	28.89%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Tax Ease Ohio, LLC	6,487	$49,379,015	50.49%	71	$461,262	0.93%	30	$166,577	0.34%	71	$461,262	0.93%	0	0.00	0.00	22	$141,292	0.29%	0	0.00	0.00
Total by Issuing Entity			25,969	$97,800,574	100%	71	$461,262	0.55%	30	$166,577	0.20%	71	$461,262	0.55%	0	0.00	0.00	22	$141,292	0.17%	0	0.00	0.00
Total by Asset Class			25,969	$97,800,574	100%	71	$461,262	0.55%	30	$166,577	0.20%	71	$461,262	0.55%	0	0.00	0.00	22	$141,292	0.17%	0	0.00	0.00

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 14, 2020	TAX EASE HOLDINGS, LLC
By: Cazenovia Creek Investment Management, LLC (Manager)

	By:	/s/ Scott Campbell
Name: Scott Campbell
Title: President & CEO

Notes to ABS-15G Table

1The originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

2 Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G. Activity with respect to demands received during and prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table. If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.

3 Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.  The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

4 Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.  The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5 Includes assets for which any of the following situations apply as of the end of the reporting period:
(a) a related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;
(b) the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or
(c) the representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6 Includes assets for which any of the following situations apply as of the end of the reporting period:
(a) the party demanding the repurchase or replacement of such asset has agreed to rescind its demand; or
(b) events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this this Form ABS 15G.

7 Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.